Fair Value Measurement (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Changes in fair value of Level 3 instruments
Balance at the beginning of the period	$ (1,519,000)	$ (2,083,000)
Purchases	(1,095,000)	(2,352,000)
Settlements	(210,000)
Transfer to Level 2	(753,000)	2,370,000
Transfers to Level 3		834,000
Changes in fair value	2,342,000	(288,000)
Balance at the end of the period	(1,235,000)	(1,519,000)	(2,083,000)
Offsetting Assets and Liabilities
Number of counterparties to commodity derivative contracts	6
Nonfinancial Assets and Liabilities
Impairment of proved properties	0	18,800,000	19,800,000
Impairment of unproved properties	14,400,000	0	12,200,000
Commodity derivatives
Assets
Gross Amounts of Recognized Assets / Liabilities	38,071,000	49,200,000
Gross Amounts Offset in the Balance Sheet	(6,035,000)	(7,831,000)
Net Amounts of Assets Presented in the Balance Sheet	32,036,000	41,369,000
Gross Amounts Not Offset in the Balance Sheet	2,199,000	1,478,000
Net Amount	34,235,000	42,847,000
Liabilities
Gross Amounts of Recognized Assets	(14,347,000)	(17,928,000)
Gross Amounts Offset in the Balance Sheet	6,035,000	7,831,000
Net Amounts of Assets Presented in the Balance Sheet	(8,312,000)	(10,097,000)
Gross Amounts Not Offset in the Balance Sheet	(2,542,000)	(1,595,000)
Net Amount	$ (10,854,000)	$ (11,692,000)